Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Assumptions generally used in calculating the reserve for life-contingent (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contractholder funds
Total contractholder funds	$ 16,481	$ 16,711	$ 17,470	$ 18,592
Interest-sensitive life insurance
Contractholder funds
Total contractholder funds	7,794	7,442
Fixed annuities
Contractholder funds
Total contractholder funds	$ 8,163	8,811
Key contract provisions relating to contractholder funds:
Percent of fixed annuities subject to market value adjustment for discretionary withdrawals (as a percent)	11.00%
Other investment contracts
Contractholder funds
Total contractholder funds	$ 524	$ 458
Other investment contracts | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	1.70%
Other investment contracts | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	10.30%
Other life insurance | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	1.00%
Other life insurance | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	6.00%
Equity-indexed life insurance | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	0.00%
Equity-indexed life insurance | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	9.00%
Equity indexed fixed annuities
Key contract provisions relating to contractholder funds:
Period for withdrawal or surrender charges (in years)	20 years
Equity indexed fixed annuities | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	(8.00%)
Equity indexed fixed annuities | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	9.00%
Immediate fixed annuities | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	0.50%
Immediate fixed annuities | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	7.50%
Other fixed annuities | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	0.10%
Other fixed annuities | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	5.00%